Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Shareholders’ equity
Options, outstanding, beginning | shares	7,650,000	1,706,830
Options, granted | shares	9,600,000	7,650,000
Options, cancelled | shares	0	(1,706,830)
Options, outstanding, ending | shares	17,250,000	7,650,000
Weighted average exercise price, beginning | $ / shares	$ .065	$ 13.896
Weighted average exercise price, granted | $ / shares	.160	.065
Weighted average exercise price, cancelled | $ / shares	.00	(13.896)
Weighted average exercise price, outstanding, ending | $ / shares	$ .118	$ .065